Common Stock and Additional Paid-in Capital (Tables)	12 Months Ended
Dec. 31, 2012
Common Stock and Additional Paid-in Capital [Abstract]
Shareholders' equity

	Number of non vested shares	Weighted average grant date fair value per non vested shares
Balance as at December 31, 2011
Granted	153,150	16.34
Forfeited	(77,150)	16.28
Vested	(2,500)	16.50
Balance as at December 31, 2012	73,500	$ 16.40